Segmented information	12 Months Ended
Mar. 27, 2021
Segment Reporting [Abstract]
Segmented information

14.	Segmented information:
The Company has two reportable segments Retail and Other. As of March 27, 2021, Retail operated 26 stores across Canada under the Maison Birks brand, 1 retail location in Calgary under the Brinkhaus brand and 2 retail locations in Vancouver under the Graff and Patek Philippe brands. During fiscal 2021, the Company closed one store operating under the Maison Birks banner and did not open any new stores. Other consists primarily of our
e-commerce
business, wholesale business and gold exchange program. The two reportable segments are managed and evaluated separately based on unadjusted gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.
Certain information relating to the Company’s segments for the years ended March 27, 2021, March 28, 2020, and March 30, 2019, respectively, is set forth below:

	Retail			Other			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	(In thousands)
Sales to external customers	$130,758	$160,981	$143,499	$12,310	$8,439	$7,550	$143,068	$169,420	$151,049
Inter-segment sales	—	—	—	681	3,606	9,912	681	3,606	9,912
Unadjusted Gross profit	51,029	64,210	58,936	5,989	4,074	1,119	57,018	68,284	60,055
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 27, 2021, March 28, 2020, and March 30, 2019:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020	March 30, 2019
	(In thousands)
Unadjusted gross profit	$57,018	$68,284	$60,055
Inventory provisions	(736)	(475)	(686)
Other unallocated costs	38	(3,586)	(998)
Adjustment of intercompany profit	30	254	206

Gross profit	$56,350	$64,477	$58,577

Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	(In thousands)
Jewelry and other	$55,743	$81,736	$91,493	$11,553	$8,439	$7,550	$67,296	$90,175	$99,043
Timepieces	75,015	79,245	52,006	757	—	—	75,772	79,245	52,006

	$130,758	$160,981	$143,499	$12,310	$8,439	$7,550	$143,067	$169,420	$151,049